Note 15 - Voyage, Vessel Operating Expenses and Commissions	12 Months Ended
Dec. 31, 2013
Vessel Voyage And Operating Expenses [Abstract]
Vessel Voyage And Operating Expenses [Text Block]
15.	Voyage, Vessel Operating Expenses and Commissions

These consisted of:

	Year ended December 31,
	2011	2012	2013
Voyage expenses
Port charges and canal dues	304,951	442,783	364,091
Bunkers	472,951	886,885	1,173,807
Total	777,902	1,329,668	1,537,898

Vessel operating expenses
Crew wages and related costs	14,137,227	13,864,535	13,921,033
Insurance	2,691,918	2,435,144	2,222,912
Repairs and maintenance	601,254	511,569	478,197
Lubricants	2,712,901	2,846,087	2,836,561
Spares and consumable stores	4,590,835	4,083,590	4,204,965
Professional and legal fees	111,043	137,047	158,978
Other	1,404,161	1,197,167	1,368,604
Total	26,249,339	25,075,139	25,191,250

Commission consisted of commissions charged by:

	Year ended December 31,
	2011	2012	2013
Third parties	2,206,663	2,032,599	1,461,915
Related parties (see Note 9)	766,304	641,104	474,466
	2,972,967	2,673,703	1,936,381